S-K 1603(a) SPAC Sponsor	Jan. 29, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Proem SPAC Partners I LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Cayman Islands Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Imran Khan, the managing member of our sponsor, holds voting and investment discretion with respect to the securities held of record by the sponsor; no other person has a direct or indirect material interest in our sponsor.